Note 11 - Stock Option Plans and Warrants - Summary of Warrant Activity (Details) - $ / shares		12 Months Ended
	Sep. 12, 2016	Dec. 31, 2016
Outstanding, number (in shares)		2,700
Outstanding, weighted average exercise price (in dollars per share)		$ 1,965
Granted, number (in shares)		66,310
Granted, weighted average exercise price (in dollars per share)		$ 122.25
Exchanged, number (in shares)	(12,977)	(66,310)
Exchanged, weighted average exercise price (in dollars per share)		$ 122.25
Expired, number (in shares)		(300)
Expired, weighted average exercise price (in dollars per share)		$ 7,500
Outstanding and exercisable, weighted average exercise price (in dollars per share)		$ 1,265.25
Outstanding, number (in shares)		2,400